May 24, 2019
Joseph F. DiMaria
Goldman Sachs Asset Management
200 West St.
New York, NY, 10282
Enclosed are our manually signed reports dated May 24, 2019 for use in the Certified Shareholder Reports of Registered Management Investment Companies on
Form N-CEN relating to the financial statements of Goldman Sachs Long Short Credit Strategies Fund,
Goldman Sachs Bond Fund, Goldman Sachs Core Fixed
Income Fund, Goldman Sachs Global Income Fund,
Goldman Sachs Strategic Income Fund, Goldman Sachs
Enhanced Income Fund, Goldman Sachs Government
Income Fund, Goldman Sachs High Quality Floating Rate
Fund, Goldman Sachs Inflation Protected Securities
Fund, Goldman Sachs Short Duration Government Fund,
Goldman Sachs Short Duration Income Fund, Goldman
Sachs Short-Term Conservative Income Fund, Goldman
Sachs Emerging Markets Debt Fund, Goldman Sachs
High Yield Fund, Goldman Sachs High Yield Floating Rate
Fund, Goldman Sachs Investment Grade Credit Fund,
Goldman Sachs Local Emerging Markets Debt Fund,
Goldman Sachs U.S. Mortgages Fund, Goldman Sachs
Dynamic Municipal Income Fund, Goldman Sachs High
Yield Municipal Fund, and Goldman Sachs Short
Duration Tax-Free Fund (collectively, the "Funds"). Our manually signed reports serve to authorize the use of our name on our reports in the electronic filing of the Funds' Firm N-CEN with the SEC.
Please provide us with an exact copy of the Funds' Form
N-CEN as electronically filed with the SEC.
Very truly yours,
PricewaterhouseCoopers LLP